Acquisition of Prospector Capital Corp - Schedule of Fair Value of Transactions (Parentheticals) (Details)	12 Months Ended
Sep. 30, 2024 shares
Common Shares [Member]
Schedule of Fair Value of the Elements Transactions [Line Items]
Fair value of reconciles consideration transferred	8,770,930
Class A Non-Voting Special Shares [Member]
Schedule of Fair Value of the Elements Transactions [Line Items]
Fair value of reconciles consideration transferred	2,031,250